UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) $ in Thousands	Total UXIN LIMITED shareholders' equity/(deficit) CNY (¥)	Ordinary share CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interest CNY (¥)	Class A ordinary shares shares	CNY (¥)	USD ($)
Balance at Mar. 31, 2020	¥ (2,344,493,000)	¥ 581,000	¥ 13,036,989,000	¥ 106,764,000	¥ (15,488,827,000)	¥ (154,000)		¥ (2,344,647,000)
Balance (in shares) at Mar. 31, 2020 | shares		887,667,457
Changes in equity
Foreign currency translation adjustments	64,782,000	¥ 0	0	64,782,000	0	0		64,782,000
Net loss	(115,553,000)	0	0	0	(115,553,000)	(7,000)		(115,560,000)
Issuance of ordinary shares due to exercise of the share option	995,000	¥ 1,000	994,000	0	0	0		995,000
Issuance of ordinary shares due to exercise of the share option (in shares) | shares		2,028,907
Share-based compensation	(20,330,000)		(20,330,000)					(20,330,000)
Conversion of convertible notes (Note 12)	506,752,000	¥ 93,000	506,659,000	0	0	0		506,752,000
Conversion of convertible notes (in shares) | shares		136,279,973
Balance at Sep. 30, 2020	(1,907,847,000)	¥ 675,000	13,524,312,000	171,546,000	(15,604,380,000)	(161,000)		(1,908,008,000)
Balance (in shares) at Sep. 30, 2020 | shares		1,025,976,337
Balance at Mar. 31, 2020	(2,344,493,000)	¥ 581,000	13,036,989,000	106,764,000	(15,488,827,000)	(154,000)		(2,344,647,000)
Balance (in shares) at Mar. 31, 2020 | shares		887,667,457
Balance at Mar. 31, 2021	(1,995,692,000)	¥ 733,000	13,695,877,000	217,747,000	(15,910,049,000)	(163,000)		(1,995,855,000)
Balance (in shares) at Mar. 31, 2021 | shares		1,112,431,559					1,071,621,698
Changes in equity
Foreign currency translation adjustments	14,399,000			14,399,000				14,399,000	$ 2,235
Net loss	(1,783,786,000)				(1,783,786,000)			(1,783,786,000)	(276,838)
Issuance of ordinary shares due to exercise of the share option	15,612,000	¥ 5,000	15,607,000					15,612,000
Issuance of ordinary shares due to exercise of the share option (in shares) | shares		6,815,136
Share-based compensation	8,884,000		8,884,000					8,884,000
Debt restructuring gain from equity holders of the Company (Note 12)	61,018,000		61,018,000					61,018,000
Conversion of convertible notes (Note 12)	447,016,000	¥ 43,000	446,973,000					447,016,000	69,376
Conversion of convertible notes (in shares) | shares		66,990,291
Balance at Sep. 30, 2021	¥ (3,232,549,000)	¥ 781,000	¥ 14,228,359,000	¥ 232,146,000	¥ (17,693,835,000)	¥ (163,000)		¥ (3,232,712,000)	$ (501,709)
Balance (in shares) at Sep. 30, 2021 | shares		1,186,236,986					1,145,427,125